UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04809

LIBERTY ALL-STAR EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: July 1 – September 30, 2010

Item 1 – Schedule of Investments.

LIBERTY ALL-STAR® EQUITY FUND

SCHEDULE OF INVESTMENTS

As-of September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.83%)
CONSUMER DISCRETIONARY (11.56%)
Auto Components (1.04%)
Johnson Controls, Inc.	113,700	$3,467,850
Magna International, Inc.	76,340	6,279,728

		9,747,578

Diversified Consumer Services (0.58%)
Apollo Group, Inc., Class A(a)	106,008	5,443,511

Hotels, Restaurants & Leisure (0.86%)
Carnival Corp.	209,140	7,991,239

Household Durables (1.75%)
DR Horton, Inc.	488,962	5,437,258
Fortune Brands, Inc.	89,900	4,425,777
NVR, Inc.(a)	10,110	6,546,528

		16,409,563

Internet & Catalog Retail (2.01%)
Amazon.com, Inc.(a)	71,654	11,253,977
priceline.com, Inc.(a)	21,688	7,554,798

		18,808,775

Media (2.16%)
Discovery Communications, Inc., Class A(a)	22,842	994,769
Discovery Communications, Inc., Class C (a)	13,792	526,717
Liberty Media Corp., Capital Group, Series A(a)	50,299	2,618,566
The McGraw Hill Cos., Inc.	188,000	6,215,280
Omnicom Group, Inc.	182,850	7,218,918
The Walt Disney Co.	79,985	2,648,303

		20,222,553

Multi-Line Retail (1.95%)
J.C. Penney Co., Inc.	415,925	11,304,842
Nordstrom, Inc.	41,577	1,546,664
Target Corp.	100,237	5,356,665

		18,208,171

Specialty Retail (1.21%)
Best Buy Co., Inc.	67,991	2,776,073
Dick’s Sporting Goods, Inc.(a)	115,079	3,226,815
Staples, Inc.	255,000	5,334,600

		11,337,488

CONSUMER STAPLES (4.55%)
Beverages (0.53%)
The Coca-Cola Co.	50,000	2,926,000
Diageo Plc (b)	29,671	2,047,596

		4,973,596

Food & Staples Retailing (2.20%)
Costco Wholesale Corp.	153,977	9,929,977

CVS Caremark Corp.	131,800	4,147,746
Walgreen Co.	194,000	6,499,000

		20,576,723

Food Products (0.64%)
Archer-Daniels-Midland Co.	120,000	3,830,400
Mead Johnson Nutrition Co.	33,170	1,887,705
Smithfield Foods, Inc.(a)	14,890	250,598

		5,968,703

Household Products (0.67%)
The Procter & Gamble Co.	104,800	6,284,856

Personal Products (0.11%)
Avon Products, Inc.	30,818	989,566

Tobacco (0.40%)
Philip Morris International, Inc.	67,456	3,778,885

ENERGY (12.97%)
Energy Equipment & Services (2.76%)
FMC Technologies, Inc.(a)	83,810	5,723,385
Oceaneering International, Inc.(a)	61,700	3,323,162
Schlumberger Ltd.	110,553	6,811,170
Tidewater, Inc.	124,000	5,556,440
Weatherford International Ltd.(a)	255,290	4,365,459

		25,779,616

Oil, Gas & Consumable Fuels (10.21%)
Anadarko Petroleum Corp.	100,788	5,749,955
Apache Corp.	37,100	3,626,896
Arch Coal, Inc.	474,685	12,678,836
BP Plc(b)	199,694	8,221,402
Chesapeake Energy Corp.	354,509	8,029,629
Chevron Corp.	70,500	5,714,025
ConocoPhillips	125,000	7,178,750
Consol Energy, Inc.	256,600	9,483,936
Devon Energy Corp.	100,500	6,506,370
Exxon Mobil Corp.	136,425	8,429,701
Occidental Petroleum Corp.	76,800	6,013,440
Petrohawk Energy Corp.(a)	304,399	4,913,000
Valero Energy Corp.	515,300	9,022,903

		95,568,843

FINANCIALS (19.01%)
Capital Markets (4.31%)
Bank of New York Mellon Corp.	226,000	5,905,380
The Charles Schwab Corp.	242,000	3,363,800
The Goldman Sachs Group, Inc.	57,372	8,294,844
Morgan Stanley	327,150	8,074,062
State Street Corp.	244,450	9,205,987
UBS AG (a)	324,700	5,529,641

		40,373,714

Commercial Banks (2.75%)
Comerica, Inc.	34,459	1,280,152
PNC Financial Services Group, Inc.	220,976	11,470,864

Wells Fargo & Co.	516,185	12,971,729

		25,722,745

Consumer Finance (0.58%)
American Express Co.	129,500	5,442,885

Diversified Financial Services (4.89%)
Bank of America Corp.	1,294,914	16,976,323
Citigroup, Inc.(a)	1,155,568	4,506,715
IntercontinentalExchange, Inc.(a)	54,907	5,749,861
JPMorgan Chase & Co.	485,855	18,496,500

		45,729,399

Insurance (5.85%)
ACE Ltd.	138,112	8,045,024
Aflac, Inc.	57,322	2,964,121
The Allstate Corp.	380,355	12,000,200
Assured Guaranty Ltd.	293,654	5,024,420
Axis Capital Holdings Ltd.	152,725	5,030,761
Brown & Brown, Inc.	113,375	2,289,041
Fidelity National Financial, Inc., Class A	200,950	3,156,924
The Hartford Financial Services Group, Inc.	86,500	1,985,175
Lincoln National Corp.	77,140	1,845,189
RenaissanceRe Holdings Ltd.	35,760	2,144,170
Torchmark Corp.	105,800	5,622,212
Willis Group Holdings Plc	150,450	4,636,869

		54,744,106

Real Estate Investment Trusts (0.63%)
Annaly Capital Management, Inc.	212,769	3,744,734
Redwood Trust, Inc.	145,895	2,109,642

		5,854,376

HEALTH CARE (10.92%)
Biotechnology (1.95%)
Celgene Corp.(a)	58,225	3,354,342
Genzyme Corp.(a)	76,500	5,415,435
Gilead Sciences, Inc.(a)	176,941	6,300,869
Myriad Genetics, Inc.(a)	190,658	3,128,698

		18,199,344

Health Care Equipment & Supplies (3.37%)
Covidien Ltd.	86,000	3,456,340
Intuitive Surgical, Inc.(a)	13,900	3,943,986
Medtronic, Inc.	28,900	970,462
NuVasive, Inc.(a)	76,909	2,702,582
St. Jude Medical, Inc.(a)	130,938	5,151,101
Varian Medical Systems, Inc.(a)	120,400	7,284,200
Zimmer Holdings, Inc.(a)	153,850	8,050,971

		31,559,642

Health Care Providers & Services (1.67%)
Aetna, Inc.	121,950	3,854,840
Brookdale Senior Living, Inc.(a)	193,224	3,151,483
Laboratory Corp. of America Holdings (a)	43,700	3,427,391
WellPoint, Inc.(a)	91,570	5,186,525

		15,620,239

Health Care Technology (0.65%)
Cerner Corp.(a)	72,432	6,083,564

Life Sciences Tools & Services (0.63%)
Life Technologies Corp.(a)	126,300	5,896,947

Pharmaceuticals (2.65%)
Allergan, Inc.	96,300	6,406,839
Bristol-Myers Squibb Co.	198,800	5,389,468
Forest Laboratories, Inc.(a)	133,350	4,124,515
Johnson & Johnson	48,375	2,997,315
Teva Pharmaceutical Industries Ltd.(b)	111,900	5,902,725

		24,820,862

INDUSTRIALS (9.43%)
Aerospace & Defense (3.28%)
The Boeing Co.	64,000	4,258,560
General Dynamics Corp.	69,892	4,389,917
Goodrich Corp.	44,084	3,250,313
Honeywell International, Inc.	83,010	3,647,459
L-3 Communications Holdings, Inc.	88,450	6,392,282
Northrop Grumman Corp.	143,600	8,706,468

		30,644,999

Air Freight & Logistics (1.58%)
C.H. Robinson Worldwide, Inc.	141,145	9,868,858
Expeditors International of Washington, Inc.	106,890	4,941,525

		14,810,383

Building Products (0.52%)
Masco Corp.	445,150	4,901,102

Construction & Engineering (0.91%)
Fluor Corp.	98,332	4,870,384
Quanta Services, Inc.(a)	188,400	3,594,672

		8,465,056

Electrical Equipment (0.64%)
Rockwell Automation, Inc.	96,650	5,966,204

Industrial Conglomerates (0.44%)
Textron, Inc.	202,173	4,156,677

Machinery (1.63%)
Flowserve Corp.	39,606	4,333,688
Joy Global, Inc.	25,906	1,821,710
Navistar International Corp.(a)	86,206	3,762,030
Pentair, Inc.	92,586	3,113,667
Terex Corp.(a)	97,593	2,236,832

		15,267,927

Transportation Infrastructure (0.43%)
Aegean Marine Petroleum Network, Inc.	241,335	4,015,814

INFORMATION TECHNOLOGY (23.83%)
Communications Equipment (3.78%)
Acme Packet, Inc.(a)	91,148	3,458,155

Alcatel-Lucent (a)(b)	1,111,583	3,757,150
Cisco Systems, Inc.(a)	541,700	11,863,230
QUALCOMM, Inc.	361,488	16,310,339

		35,388,874

Computers & Peripherals (5.32%)
Apple, Inc.(a)	91,017	25,826,074
Dell, Inc.(a)	1,391,810	18,037,857
Hewlett-Packard Co.	140,700	5,919,249

		49,783,180

Electronic Equipment & Instruments (2.26%)
Avnet, Inc.(a)	121,525	3,282,390
Corning, Inc.	350,000	6,398,000
Tyco Electronics Ltd.	391,625	11,443,283

		21,123,673

Internet Software & Services (2.95%)
Baidu, Inc.(a)(b)	35,984	3,692,678
eBay, Inc.(a)	271,000	6,612,400
Google, Inc., Class A(a)	17,800	9,359,062
Monster Worldwide, Inc.(a)	415,000	5,378,400
VistaPrint Ltd.(a)	67,510	2,609,262

		27,651,802

IT Services (3.14%)
Cognizant Technology Solutions Corp., Class A(a)	111,500	7,188,405
International Business Machines Corp.	3,500	469,490
Mastercard, Inc., Class A	19,884	4,454,016
Visa, Inc., Class A	82,100	6,096,746
The Western Union Co.	630,923	11,148,410

		29,357,067

Semiconductors & Semiconductor Equipment (3.18%)
Analog Devices, Inc.	197,500	6,197,550
Broadcom Corp., Class A	257,018	9,095,867
International Rectifier Corp.(a)	327,498	6,906,933
MEMC Electronic Materials, Inc.(a)	429,620	5,121,070
Novellus Systems, Inc.(a)	90,000	2,392,200

		29,713,620

Software (3.20%)
Adobe Systems, Inc.(a)	86,286	2,256,379
CA, Inc.	256,750	5,422,560
Microsoft Corp.	346,225	8,479,050
Oracle Corp.	296,874	7,971,067
Salesforce.com, Inc.(a)	52,000	5,813,600

		29,942,656

MATERIALS (2.66%)
Chemicals (1.83%)
The Dow Chemical Co.	147,574	4,052,382
PPG Industries, Inc.	49,750	3,621,800
Praxair, Inc.	63,900	5,767,614
The Sherwin-Williams Co.	48,400	3,636,776

		17,078,572

Metals & Mining (0.83%)
Alcoa, Inc.	410,000	4,965,100
Freeport-McMoRan Copper & Gold, Inc.	33,327	2,845,792

		7,810,892

TELECOMMUNICATION SERVICES (0.67%)
Wireless Telecommunication Services (0.67%)
American Tower Corp., Class A(a)	120,960	6,200,410

UTILITIES (2.23%)
Electric Utilities (1.17%)
Allegheny Energy, Inc.	290,080	7,112,762
Edison International	112,175	3,857,698

		10,970,460

Gas Utilities (0.50%)
EQT Corp.	128,891	4,647,809

Independent Power Producers & Energy Traders (0.56%)
RRI Energy, Inc.(a)	1,458,135	5,176,379

TOTAL COMMON STOCKS
(COST OF $951,008,184)		915,211,045

EXCHANGE TRADED FUND (0.04%)
iShares Russell 1000 Value Index Fund	7,330	432,397

TOTAL EXCHANGE TRADED FUND
(COST OF $431,792)		432,397

	PRINCIPAL AMOUNT	MARKET VALUE
CORPORATE BOND (0.16%)
INDUSTRIALS (0.16%)
Airlines (0.16%)
United Continental Holdings, Inc.
6.00%, 10/15/2029	$513,000	1,477,440

TOTAL CORPORATE BOND
(COST OF $1,144,073)		1,477,440

	PAR VALUE	MARKET VALUE
SHORT TERM INVESTMENT (1.81%)
REPURCHASE AGREEMENT (1.81%)

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/10, due 10/01/10 at 0.010%, collateralized by several Fannie Mae and Freddie Mac instruments with various maturity dates, market value of $17,288,269 (Repurchase proceeds of $16,940,005)

TOTAL SHORT TERM INVESTMENT (COST OF $16,940,000)	$16,940,000	16,940,000

TOTAL INVESTMENTS (99.84%) (COST OF $969,524,049)(c)		934,060,882
OTHER ASSETS IN EXCESS OF LIABILITIES (0.16%)		1,486,916

NET ASSETS (100.00%)		$935,547,798

NET ASSET VALUE PER SHARE (182,678,079 SHARES OUTSTANDING)		$5.12

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Cost of investments for federal income tax purposes is $979,896,983.

Gross unrealized appreciation and depreciation at September 30, 2010 based on cost of investments for federal income tax purposes is as follows:
Gross unrealized appreciation	$94,976,963
Gross unrealized depreciation	(140,813,064)

Net unrealized depreciation	$(45,836,101)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

NOTES TO SCHEDULE OF INVESTMENTS

As-of September 30, 2010 (Unaudited)

NOTE 1. ORGANIZATION

Liberty All-Star® Equity Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company.

Investment Goal

The Fund seeks total investment return comprised of long-term capital appreciation and current income through investing primarily in a diversified portfolio of equity securities.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities including common stocks and exchange traded funds are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets and are classified as level 1 of the fair value hierarchy.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees (the “Board”), based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Debt obligations are classified as level 2 of the fair value hierarchy.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Board and would be classified as level 2 or 3 within the fair value hierarchy.

Foreign Securities

The Fund invests in foreign securities including American Depositary Receipts, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations and would be classified as level 1 or 2 within the fair value hierarchy.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern Time, which approximates the close of the London Exchange. The portion of unrealized and realized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Repurchase agreement transactions are classified as level 2 of the fair value hierarchy.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (REITs). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following the three-tier hierarchy established by the Financial Accounting Standards Board (“FASB”). Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Quoted prices in active markets for identical investments

Level 2 –	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$915,211,045	$–	$–	$915,211,045
Exchange Traded Fund	432,397	–	–	432,397
Corporate Bond	–	1,477,440	–	1,477,440
Short Term Investment	–	16,940,000	–	16,940,000

Total	$915,643,442	$18,417,440	$–	$934,060,882

*See Schedule of Investments for industry classifications

For the three months ended September 30, 2010, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIBERTY ALL-STAR EQUITY FUND

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William Parmentier
William Parmentier
President (principal executive officer)

Date:	November 19, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	November 19, 2010